AMENDED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2014

ITEM 1. SCHEDULE OF INVESTMENTS

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	LONG POSITIONS
	COMMON STOCKS	100.00%

	ADVERTISING & MARKETING	0.75%
2,708	Conversant, Inc.		$76,230

	AEROSPACE & DEFENSE PARTS	0.76%
5,953	CPI Aerostructures, Inc.		77,389

	AUTO PARTS	0.78%
3,339	Remy International, Inc.		78,867

	Beverages	0.75%
19,589	Primo Water Corp.		76,201

	CABLE & SATELITTE	0.77%
5,943	TiVo Inc.		78,626

	CHEMICALS	2.24%
3,668	Globe Specialty Metals Inc.		76,368
3,124	Tronox Ltd.		74,258
987	WD-40 Co.		76,562

			227,188

	COMMUNICATIONS EQUIPMENT	9.04%
5,500	Alliance Fiber Optic Products, Inc.		79,585
7,198	ClearOne Inc.		73,780
15,795	EMCORE Corp.		79,765
2,879	Finisar Corp.		76,322
45,442	GigOptix, Inc.		76,343
5,348	JDS Uniphase Corp.		74,872
2,028	NetScout Systems, Inc.		76,212
4,227	Oplilnk Communications, Inc.		75,917
8,762	PC-Tel, Inc.		76,492
3,347	Rovi Corp.		76,245
1,111	ViaSat, Inc.		76,703
4,649	Vocera Communications Inc.		75,918

			918,154

	COMPUTER SERVICES	0.75%
4,496	Computer Task Group, Inc.		76,387

	COMPUTER SOFTWARE	17.38%
12,810	Actuate Corp.		77,116
7,605	American Software, Inc. Class A		77,343
6,393	Callidus Software Inc.		80,040
1,171	Computer Programs and Systems, Inc.		75,647
1,599	Cornerstone OnDemand, Inc.		76,544
2,716	Datawatch Corp.		73,658
3,268	E2open, Inc.		77,027
8,476	Evolving Systems, Inc.		76,369
6,982	Guidance Software Inc.		77,221
9,537	Jive Software Inc.		76,391
2,126	Manhattan Associates, Inc.		74,474

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

2,483	Monotype Imaging Holdings Inc.		$74,838
2,691	Omnicell, Inc.		77,016
1,924	Oracle Corp.		78,711
2,168	PTC Inc.		76,812
4,527	Quality Systems, Inc.		76,416
6,298	Saba Software, Inc.		76,521
1,020	Tableau Software, Inc.		77,602
3,873	TIBCO Software Inc.		78,699
556	Ultimate Software Group, Inc.		76,172
2,270	Web.com Group Inc.		77,248
3,178	MedAssets Inc.		78,528
31,068	Merge Healthcare Inc.		75,806

			1,766,199

	ELECTRONIC	2.99%
16,978	IEC Electronics Corp.		76,061
2,941	Imax Corp.		80,378
1,876	Universal Electronics, Inc.		72,020
5,526	VOXX International Corp.		75,596

			304,054

	ENGINEERING SERVICES	0.78%
10,458	Kratos Defense & Security Solutions Inc.		78,853

	ENTERTAINMENT	2.29%
2,592	Carmike Cinemas, Inc.		77,397
4,792	Marcus Corp.		80,027
1,881	Six Flags Entertainment Corp.		75,522

			232,946

	FINANCE	1.51%
9,998	General Finace Corp.		76,780
3,377	Kennedy-Wilson Holdings Inc.		76,016

			152,796

	HEALTHCARE	0.76%
2,840	Prestige Brands Holdings, Inc.		77,390

	INTERNET BASE SERVICE	1.49%
221	Amazon.com, Inc.		74,371
6,339	Angie’s List Inc.		77,209

			151,580

	IT SERVICES	0.74%
29,209	Cinedigm Corp.		74,775

	MANUFACTURING	5.35%
3,151	Ducommun Inc.		78,964
3,831	Fabrinet		79,570
2,064	Inter Parfums, Inc.		74,737
5,439	Inventure Foods, Inc.		76,037
2,596	Methode tronics, Inc.		79,593
2,978	Motorcar Parts of America, Inc.		79,125

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

7,877	Nautilus, Inc.		$75,856

			543,883

	MEDIA	7.50%
6,351	Autobytel Inc.		78,943
7,665	Brightcove Inc.		75,347
16,327	Demand Media, Inc.		79,186
2,881	DreamWorks Animation SKG, Inc.		76,491
66	Google Inc.		73,558
6,683	Move, Inc.		77,255
2,521	Pandora Media Inc.		76,437
2,915	Points International Ltd.		74,595
6,969	RealD Inc.		77,844
2,028	Yahoo! Inc.		72,805

			762,461

	PROFESSIONAL SERVICES	1.52%
3,835	Franklin Covey Co.		75,818
11,396	PRGX Global, Inc.		78,974

			154,792

	REAL ESTATE	0.77%
4,308	Reis , Inc.		77,759

	RECREATIONAL PRODUCTS	0.77%
561	Polaris Industries Inc.		78,377

	RETAIL	19.66%
6,149	American Eagle Outfitters, Inc.		75,264
5,306	Avon Products, Inc.		77,680
12,295	BeBe Stores, Inc.		75,245
2,903	Best Buy Co., Inc.		76,668
2,149	Blue Nile, Inc.		74,785
24,983	Cache, Inc.		82,194
1,933	Conn’s, Inc.		75,097
955	Deckers Outdoor Copr.		76,142
2,134	DSW Inc.		76,525
1,375	eBay Inc.		75,955
1,879	GameStop Corp.		77,227
5,128	MarineMax, Inc.		77,894
18,585	Office Depot, Inc.		76,756
1,067	Outerwall Inc.		77,358
26,478	Pacific Sunwear of California, Inc.		78,640
2,764	Sally Beauty Holdings, Inc.		75,734
2,131	Skechers U.S.A., Inc.		77,867
1,136	The Estee Lauder Companies Inc.		75,976
2,781	The Finish Line, Inc.		75,337
6,726	Tilly’s Inc.		78,694
919	Tupperware Brands Corp.		76,975
3,103	Zumiez Inc.		75,217
6,546	United Online, Inc.		75,672
6,908	West Marine, Inc.		78,544
10,255	Quiksilver, Inc.		77,015

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

2,153	Steven Madden, Ltd.		$77,465

			1,997,926

	SEMICONDUCTOR	18.34%
1,438	Analog Devices, Inc.		76,415
35,775	Axcelis Technologies, Inc.		76,916
2,498	Broadcom Corp - Class A		78,637
6,537	Exar Corp.		78,117
5,000	Integrated Silicon Solution, Inc.		77,750
2,967	Intel Corp.		76,578
6,060	Intersil Corp.		78,295
1,100	KLA-Tencor Corp.		76,054
6,364	Kulicke & Soffa Indusries, Inc.		80,250
1,380	Lam Research Corp.		75,900
8,719	LTX-Credence Corp.		77,686
4,971	Marvell Technology Group Ltd.		78,293
32,916	Mattson Technology, Inc.		76,365
9,756	Neophotonics Corp.		77,365
3,726	Newport Corp.		77,054
4,389	NVIDIA Corp.		78,607
24,559	Oclaro Inc.		76,133
8,466	ON Semiconductor Corp.		79,580
6,957	Rudolph Technologies, Inc.		79,379
965	SanDisk Corp.		78,348
1,494	Silicon Laboratories Inc.		78,062
4,586	Silicon Motion Technology Corp.		76,953
2,096	Skyworks Solutions, Inc.		78,642
1,621	Texas Instruments Inc.		76,430

			1,863,811

	TECHNOLOGY	1.53%
25,570	API Technologies Corp.		74,920
50,256	WidePoint Corp.		80,410

			155,330

	TELECOMMUNICATIONS	0.78%
21,897	Earthlink Holdings Corp.		79,048

	TOTAL COMMON STOCKS		10,161,022

	TOTAL INVESTMENTS	100.00%	$10,161,022

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities.
Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$10,161,022	–	–	$10,161,022
Preferred Stocks	–			–
Money Market	–	–	–	–

	$10,161,022	$–	$–	$10,161,022

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.    Description of Exhibit

99.1    Certification of Principal Executive Officer

99.2    Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: June 5, 2014

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: June 5, 2014